STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

NOTE 9 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

On January 19, 2021, the Board of Directors adopted the “2021 Stock Plan” (the “2021 Plan”) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights in an amount up to 15% of the number of issued and outstanding shares of the Company’s Common Stock, automatically adjusted on January 1 each year. Under the terms of the 2021 Stock Plan, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards may be directly issued under the Plan (without any intervening options). Stock Awards may be issued which are fully and immediately vested upon issuance. As at June 30, 2023, 90,000 options and 700,000 shares have been awarded from the 2021 Plan.

Shares Awarded and Issued under the 2021 Plan:

On April 19, 2023 the Company issued 110,000 shares, with an average fair market value of $0.46/share at the time of award, to four members of the Board of Directors as compensation for their participations of Board and Committee meetings in the fourth quarter of 2022 and in the first quarter of 2023, for a total of $50,200.

On April 19, 2023 the Company granted 4,000 shares with an average fair market value of $0.45/share to a Scientific Advisory Board Member for his contribution in the fourth quarter of 2022 and in the first quarter of 2023, for a total of $1,790.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as at January 1, 2022	4,505,709	$0.001 – 0.55	$0.10
Shares Issued	—	—	—
Shares Issued as of June 30, 2022	4,505,709	$0.001 – 0.55	$0.13

Shares Issued as at January 1, 2023	5,139,709	$0.001 – 0.55	$0.088
Shares Issued	114,000	0.415 – 0.48	0.462
Shares Issued as of June 30, 2023	5,263,709	$0.001 – 0.55	$0.096

For the six months ended June 30, 2023, the Company recorded stock-based compensation expense of $18,710 in connection with share-based payment awards. For the six months ended June 30, 2022, the Company recorded stock-based compensation expense of $69,123.

Shares awarded, but not yet issued, under the 2021 Stock Plan:

On January 10, 2022 the Company granted 40,000 shares of Common Stock to four Board Members in reward of their attendance at Board and Committee meetings during the fourth quarter of 2021. The total fair market value at the time of the award was $6,400, or $0.16/share. The shares were issued in the third quarter of 2022.

On February 18, 2022 the Company granted 100,000 shares of Common Stock to two Consultants in reward of their assistance for the product development and our clinical trials in India. The total fair market value at the time of the award was $16,000, or $0.16/share. The shares were issued in the third quarter of 2022.

On April 1, 2022 the Company granted 10,000 shares to a Medical Advisory Board Member for her contribution to the Company during the first quarter of 2022. The total fair market value at the time of the award was $1,730, or $0.173/share. The shares were issued in the third quarter of 2022.

On April 1, 2022 the Company granted 70,000 shares to four Board Members in reward of their attendance at Board and Committee meetings during the first quarter of 2022. The total fair market value at the time of the award was $12,110, or $0.173/share. The shares were issued in the third quarter of 2022.

On April 11, 2022 the Company granted 250,000 shares to three Consultants for the management of our clinical trials in India. The total fair market value at the time of the award was $43,250, or $0.173/share. The shares were issued in the third quarter of 2022.

On June 30, 2023 the Company granted 30,000 shares of Common Stock to three Board Members in reward of their attendance at Board and Committee meetings during the second quarter of 2023. The total fair market value at the time of the award was $5,700, or $0.19/share.

On June 30, 2023 the Company granted 2,000 shares to a Scientific Advisory Board Member for his contribution to the Company during the second quarter of 2023. The total fair market value at the time of the award was $380, or $0.19/share.

Stock options granted and vested 2021 Plan:

There were no stock options granted the six months ended June 30, 2023 and 2022. But, 96,000 stock options was forfeited in the six months ended June 30, 2023 and 48,000 stock options was forfeited in the six months ended June 30, 2022.

The following table summarizes the Company’s stock option activity for the six months ended June 30, 2023, and 2022:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2022	668,000	$0.001 – 1.21	$0.55
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(48,000)	1.09 – 1.21	1.20
Outstanding as of June 30, 2022	620,000	$0.001 – 1.21	$0.50

Outstanding as of January 1, 2023	524,000	$0.001 – 0.95	$0.44
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(96,000)	0.001 – 0.20	0.01
Outstanding as of June 30, 2023	428,000	$0.001 – 0.95	$0.52

The following table summarizes information about stock options that are vested or expected to vest at June 30, 2023:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	1.08	$8,505	45,000	$0.001	1.08	$8,505
0.05	3,000	0.05	0.25	420	3,000	0.05	0.25	420
0.15	45,000	0.15	0.08	1,800	45,000	0.15	0.08	1,800
0.18	45,000	0.18	0.33	450	45,000	0.18	0.33	450
0.19	45,000	0.19	0.83	—	45,000	0.19	0.83	—
0.20	45,000	0.20	0.59	—	45,000	0.20	0.59	—
0.95	200,000	0.95	0.76	—	200,000	0.95	0.76	—
$0.001–0.95	428,000	$0.52	0.66	$11,175	428,000	$0.52	0.66	$11,175

The weighted-average remaining estimated life for options exercisable at June 30, 2023 is 0.66 years.

The aggregate intrinsic value for fully vested, exercisable options was $11,175 at June 30, 2023. The actual tax benefit realized from stock option exercises for the six months ended at June 30, 2023 and 2022 was $0 as no options were exercised.

As at June 30, 2023 the Company has 19,832,071 options or stock awards available for grant under the 2021 Plan.

NOTE 9 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

On January 15, 2021, the Company adopted a stock option plan entitled “The 2021 Stock Plan” (2021 Plan) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights up to 15% of the then fully diluted number of shares of the Company’s Common Stock, automatically adjusted on January 1 each year. As at December 31, 2022, there were 668,000 outstanding stock options valued at historic fair market value of $367,400 and 1,669,000 shares issued valued at a fair historic market value of $43,919 at the time of award. As at December 31, 2021, there was “The 2010 Stock Plan” under this plan there were 533,000 outstanding stock options with a fair historic market value of $275,603 and 11,002,000 shares issued with a fair historic market value of $1,075,358 at the time of award.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards may be directly issued under the Plan (without any intervening options). Stock Awards may be issued which are fully and immediately vested upon issuance.

Shares Awarded and Issued 2010 Plan:

On January 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.24/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $2,400.

On January 15, 2021 the Company granted 3,189,200 shares of Common Stock valued at $0.24/share, equally divided to 227,800 shares/each to fourteen of the Company’s Managers, Board- and Medical Advisory Board members, as well as to indispensable Consultants currently working on the clinical trial submissions with the FDA, for a total value of $765,408. On November 20, 2021, the Management returned 1,083,400 of these shares to the Plan in order to avoid dilution of the Company stock, the shares were cancelled upon return. The shares market value at the time of issuance were $260,016, or $0.24/share.

Shares Awarded and Issued 2021 Plan:

On April 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.17/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $1,700.

On April 1, 2021 the Company granted 90,000 shares with a fair market value of $0.17/share to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $15,300.

On April 22, 2021 the Company granted 150,000 shares with a fair market value of $0.17/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $25,500.

On June 15, 2021 the Company granted 450,000 shares with a fair market value of $0.001/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $450.

On July 1, 2021 the Company granted 10,000 shares to a Medical Advisory Board Member for her contribution to the Company during the second quarter of 2021. The total fair market value at the time of the award was $10, or $0.001/share.

On July 1, 2021 the Company granted 90,000 shares to three Board Members in reward of their attendance at Board and Committee meetings during the second quarter of 2021. The total fair market value at the time of the award was $90, or $0.001/share.

On August 2, 2021 the Company granted 699,000 shares to our Investment Banker as per outlined in the PPM for a total value of $699, or $0.001/share.

On October 1, 2021 the Company granted 170,000 shares to four Board members in reward of their attendance at Board and Committee meetings during the third quarter of 2021. The total fair market value at the time of the award was $170, or $0.001/share.

On November 20, 2021 the Company granted 3,597,529 shares to an affiliate for their development and regulatory work with the Company’s first indication. The total fair market value at the time of the award was $7,594, or 0.0021/share.

On December 3, 2021 the Company granted 322,580 shares to an affiliate as compensation for Management Fee and Legal Expenses for a total value of $95,000, or 0.2945/share as per written agreement.

On January 10, 2022 the Company granted 40,000 shares of Common Stock to four Board Members in reward of their attendance at Board and Committee meetings during the fourth quarter of 2021. The total fair market value at the time of the award was $6,400, or $0.16/share. The shares were issued on August 1, 2022

On February 18, 2022 the Company granted 100,000 shares of Common Stock to two Consultants in reward of their assistance for the product development and our clinical trials in India. The total fair market value at the time of the award was $16,000, or $0.16/share. The shares were issued on August 1, 2022

On April 1, 2022 the Company granted 10,000 shares to a Medical Advisory Board Member for her contribution to the Company during the first quarter of 2022. The total fair market value at the time of the award was $1,730, or $0.173/share. The shares were issued on August 1, 2022

On April 1, 2022 the Company granted 70,000 shares to four Board Members in reward of their attendance at Board and Committee meetings during the first quarter of 2022. The total fair market value at the time of the award was $12,110, or $0.173/share. The shares were issued on August 1, 2022.

On April 11, 2022 the Company granted 250,000 shares to three Consultants for the management of our clinical trials in India. The total fair market value at the time of the award was $43,250, or $0.173/share. The shares were issued on August 1, 2022.

On August 1, 2022 the Company issued 82,000 shares to four Board Members in reward of their attendance at Board and Committee meetings during the second quarter of 2022. The total fair market value at the time of the award was $26,240, or $0.32/share.

On October 28, 2022 the Company granted 82,000 shares to four Board Members in reward of their attendance at Board and Committee meetings during the third quarter of 2022. The total fair market value at the time of the award was $33,292, or $0.406/share. The shares were issued on December 19, 2022.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of January 1, 2021	11,002,000	$0.003 – 1.49	$0.099
Shares Issued	7,704,909	0.001 – 0.55	0.072
Shares Issued as of December 31, 2021	18,706,909	$0.001 – 1.49	$0.088
Shares Issued	716,000	0.162 – 0.48	0.250
Shares Issued as of December 31, 2022	19,422,909	$0.001 – 1.49	$0.094

For the year ended December 31, 2022, the Company recorded stock-based compensation expense of $228,407 in connection with share-based payment awards. For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $557,422 in connection with share-based payment awards.

Stock options granted and vested 2021 Plan:

On February 1, 2021 the Company granted 45,000 three-year options immediately vested at an exercise price of $0.20 to an Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $6,750.

On May 1, 2021 the Company granted 45,000 three-year options immediately vested at an exercise price of $0.19 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $7,650.

On August 1, 2021 the Company granted 45,000 3-year options immediately vested at an exercise price of $0.001 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $45.

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2022 and 2021 was calculated with the following assumptions:

	2022	2021
Risk-free interest rate	1.02 – 4.66%	0.16 - 1.00%
Expected dividend yield	0%	0%
Volatility factor (monthly)	155.52%	175.34%
Expected life of option	3 years	3 years

There were no options issued in the year ended December 31, 2022. Although, 144,000 options were forfeited at the expiration date and returned to the stock plan. For the year ended December 31, 2021, the Company recorded compensation expense of $14,445 in connection with 135,000 awarded stock options.

As at December 31, 2022, there was no unrecognized compensation expense related to non-vested stock option awards. The following table summarizes the Company’s stock option activity for the year ended December 31, 2022 and 2021:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2021	533,000	$0.001 - 1.21	$0.71
Granted	135,000	0.001 - 0.20	0.20
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as of December 31, 2021	668,000	$0.001 - 1.21	$0.55
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(144,000)	0.31 – 1.21	0.81
Outstanding as of December 31, 2022	524,000	$0.001 – 0.95	$0.44

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2022:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	90,000	$0.001	0.95	$43,110	90,000	$0.001	0.95	$43,110
0.05	3,000	0.05	0.75	1,292	3,000	0.05	0.75	1,292
0.15	90,000	0.15	0.33	29,340	90,000	0.15	0.33	29,340
0.18	45,000	0.18	0.83	13,680	45,000	0.18	0.83	13,680
0.19	45,000	0.19	1.33	13,185	45,000	0.19	1.33	13,185
0.20	48,000	0.20	1.04	13,446	48,000	0.20	1.04	13,446
0.32	3,000	0.32	0.25	467	3,000	0.32	0.25	467
0.95	200,000	0.95	1.26	—	200,000	0.95	1.26	—
$0.001-0.95	524,000	$0.44	0.99	$114,519	524,000	$0.44	0.99	$114,519

The weighted-average remaining estimated life for options exercisable at December 31, 2022 is 0.99 years.

The aggregate intrinsic value for fully vested, exercisable options was $114,519 at December 31, 2022. The actual tax benefit realized from stock option exercises for the year ended at December 31, 2022 and 2021 was $0 as no options were exercised.

As at December 31, 2022 the Company has 18,729,292 options or stock awards available for grant under the 2021 Plan.